Basis of Presentation and Significant Accounting Policies - Schedule of Diluted Weighted-Average Number of Common and Common Equivalent Shares Adjustments for Potential Dilution of Share-Based Awards Outstanding (Detail) - USD ($)
shares in Thousands, $ in Thousands
	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net income (loss) attributable to MGM Resorts International	$ 1,387,413	$ 148,363	$ 209,864	$ 206,412	$ 25,629	$ 530,125	$ 475,591	$ 69,063	$ 1,952,052	$ 1,100,408	$ (445,515)
Adjustment related to redeemable noncontrolling interests									(18,363)	(28)	0
Net income (loss) available to common stockholders - basic									1,933,689	1,100,380	(445,515)
Net income (loss) attributable to common stockholders - diluted									$ 1,933,421	$ 1,100,329	$ (445,515)
Denominator:
Weighted-average common shares outstanding basic									572,253	568,134	542,873
Potential dilution from share-based awards									6,542	5,183	0
Weighted-average common and common equivalent shares - diluted									578,795	573,317	542,873
Antidilutive share-based awards excluded from the calculation of diluted earnings per share									2,601	4,207	18,276
MGP Omnibus Plan [Member]
Numerator:
Potentially dilutive effect due to plan									$ (90)	$ (40)	$ 0
MGM China Share Option Plan [Member]
Numerator:
Potentially dilutive effect due to plan									$ (178)	$ (11)	$ 0